Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements Tables
Schedule of assets and liabilities measured at fair value on a recurring basis

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2013

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2013

Investment securities - available-for-sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$7,042	$—	$7,042
Municipal notes	—	13,609	—	13,609
Corporate securities	—	1,097		1,097
Mortgage-backed securities	—	28,603	—	28,603
Equity securities	—	7	—	7

Total investment securities - available-for-sale	$—	$50,358	$—	$50,358

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2012

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2012

Investment securities - available-for-sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$9,247	$—	$9,247
Municipal notes	—	10,758	—	10,758
Corporate securities	—	1,150		1,150
Mortgage-backed securities	—	29,608	—	29,608
Equity securities	—	1	—	1

Total investment securities - available-for-sale	$—	$50,764	$—	$50,764

Schedule of assets measured at fair value on a nonrecurring basis

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2013

	Balance at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans accounted for under FASB ASC 310-10	$5,352	$—	$—	$5,352

Other real estate owned - residential mortgages	$285	$—	$—	$285

Other real estate owned - commercial	$472	$—	$—	$472

Other repossessed assets	$1,023	$—	$—	$1,023

Total assets at fair value on a non-recurring basis				$7,132

Assets Measured at Fair Value on a Nonrecurring Basis at December 31, 2012

	Balance at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans accounted for under FASB ASC 310-10	$6,835	$—	$—	$6,835

Other real estate owned - residential mortgages	$947	$—	$—	$947

Other real estate owned - commercial	$319	$—	$—	$319

Other repossessed assets	$1,121	$—	$—	$1,121

Total assets at fair value on a non-recurring basis				$9,222

Schedule of carrying value and estimated fair values of Financial Instruments
The estimated fair values and related carrying amounts of the Company’s financial instruments as of December 31, 2013 and 2012 are as follows:

December 31, 2013	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(dollars in thousands)
Financial assets:
Cash and cash equivalents	$2,766	$2,766	$—	$—	$2,766
Securities available for sale	50,358	—	50,358	—	50,358
Securities held to maturity	2,255	—	2,400	—	2,400
Loans held for sale	175			178	178
Loans receivable - net	136,315	—	—	135,172	135,172
Federal Home Loan Bank stock	3,266	—	3,266	—	3,266
Accrued interest receivable	745	—	—	745	745

Financial liabilities:
Customer deposits	160,029	—	160,784	—	160,784
Federal Home Loan Bank advances	24,813	—	24,458	—	24,458
Accrued interest payable	89	—	—	89	89

December 31, 2012	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(dollars in thousands)

Financial assets:
Cash and cash equivalents	$2,752	$2,752	$—	$—	$2,752
Securities available for sale	50,764	—	$50,764	—	50,764
Securities held to maturity	2,345	—	2,570	—	2,570
Loans held for sale	79	—	—	84	84
Loans receivable - net	138,912	—	—	140,877	140,877
Federal Home Loan Bank stock	3,266	—	3,266	—	3,266
Accrued interest receivable	970		—	970	970
Financial liabilities:

Customer deposits	158,350	—	159,335	—	159,335
Federal Home Loan Bank advances	26,358	—	26,493	—	26,493
REPO sweep accounts	3,183	—	3,183	—	3,183
Accrued interest payable	100	—	—	100	100